Capital, Reserves and Dividends - Summary of Dividends (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ¥ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ¥ / shares
Statement of changes in equity [abstract]
Dividend declared and paid, per share | (per share)	$ 1.530	¥ 1.398	$ 1.527	¥ 1.343	$ 1.826	¥ 1.540
Dividend proposed per share, per share | (per share)	1.760	1.481	1.723	1.543	1.391	1.219
Dividend approved and paid of the previous financial year, per share | (per share)	$ 1.723	¥ 1.543	$ 1.391	¥ 1.219	$ 1.582	¥ 1.322